INTANGIBLE ASSETS (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets			$ 3,010,000		$ 4,579,000	$ 3,584,000
Impairment of Intangible Assets, Finite-lived					$ 2,100,000	0
Finite-Lived Intangible Assets, Remaining Amortization Period					4 years 7 months 6 days
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 4,300,000		4,300,000		$ 12,300,000
Intangible Assets, Gross (Excluding Goodwill), Total	12,378,000		12,378,000		12,378,000	12,378,000	$ 12,275,000
Amortization of Intangible Assets	200,000	$ 200,000	$ 498,000	$ 500,000	665,000	664,000
Amortization Of Intangible Assets Accumulated Amortization					$ 100,000
Patents And Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			18 years 6 months		18 years 6 months
Patents And Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			20 years		20 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived					$ 2,100,000	0
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	360,000		$ 360,000
Amortization of Intangible Assets			$ 25,000
Customer Relationships [Member] | Minimum [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			6 years
Customer Relationships [Member] | Maximum [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			15 years
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	4,700,000		$ 4,700,000		7,200,000
Intangible Assets, Gross (Excluding Goodwill), Total	18,647,000		18,647,000		18,647,000	16,455,000	$ 14,788,000
Amortization of Intangible Assets	$ 700,000	$ 800,000	$ 2,461,000	$ 2,200,000	$ 3,914,000	$ 2,920,000